Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net Income available to Common Shareholders	$ 294,964	$ 283,389	$ 163,232
Cash Flow Hedge:
Unrealized (loss)/gain on derivative assets	(16,625)	31,221	227
Amortization of interest rate cap premium	4,271	1,123	0
Amounts reclassified to/(from) earnings	214	(1,091)	0
Total Other Comprehensive (Loss)/Income	(12,140)	31,253	227
Total Comprehensive Income	$ 282,824	$ 314,642	$ 163,459